SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 87.6%

Alabama - 0.4%

Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	500,000	4.00	11/1/45	437,450

Stadium Trace Village Improvement District Rev.	460,000	3.63	3/1/36	368,994

				806,444

Alaska - 0.3%

AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	650

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	250,448

AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	273,471

				524,569

Arizona - 1.0%

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	750,000	6.75	7/1/30	412,500

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	100,000	5.50	7/1/31	55,000

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	750,000	7.75	7/1/50	412,500

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	200,000	6.00	7/1/51	110,000

Pima Co. Industrial Dev. Auth. Rev. (LA Posada at Pusch Ridge Proj.) [4]	350,000	6.25	11/15/35	352,674

Pima Co. Industrial Dev. Auth. Rev. (LA Posada at Pusch Ridge Proj.) [4]	350,000	7.00	11/15/57	352,579

Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	275,000	4.70	10/1/24	261,539

				1,956,792

Arkansas - 0.2%

Mountain Home City Sales & Use Tax Rev.	475,000	2.00	9/1/38	355,566

California - 3.7%

CA G.O.	495,000	5.50	12/1/52	554,920

CA Health Facs. Financing Auth. Rev. (On Lok Senior Health Services)	500,000	5.00	8/1/50	507,290

CA Municipal Finance Auth. Rev. (Aldersly Proj.)	300,000	5.00	5/15/43	326,202

CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	210,090

CA Pollution Control Financing Auth. Rev. (Poseidon Resources) [4]	300,000	5.00	7/1/38	312,942

CA Public Finance Auth. Rev. (Enso Village Proj.) [4]	350,000	3.13	5/15/29	328,877

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	644,255

Irvine Facs. Financing Auth. Rev. (Gateway Preserve Land Acquisition Proj.) [9]	300,000	5.25	5/1/48	313,260

Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,195,084

Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	438,910

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	4.25	6/1/39	446,985

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	400,684

Sulphur Springs Union School Dist. C.O.P. (AGM Insured) [6]	65,000	6.50	12/1/37	69,934

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	586,596

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	616,840

				6,952,869

Colorado - 3.0%

Baseline Metropolitan District No. 1 G.O.	280,000	5.00	12/1/51	248,626

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,435

CO Educational & Cultural Facs. Auth. Rev. (Mountain Phoenix Community Proj.) [4]	500,000	6.00	7/1/43	495,970

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	351,412

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	328,443

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	850,000	5.00	5/15/58	619,752

CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	633,796

JUNE 30, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Crossroads Metropolitan District No. 1 G.O.	500,000	6.50	12/1/51	480,895

Reunion Metropolitan District Rev.	588,723	3.63	12/1/44	433,777

Rudolph Farms Metropolitan District No. 6 G.O.	500,000	6.50	6/1/52	487,875

Tree Farm Metropolitan District G.O. [4]	500,000	4.50	12/1/41	443,615

Verve Metropolitan District No. 1 G.O.	500,000	5.75	12/1/33	476,640

Windler Public Improvement Auth. Rev.	500,000	4.00	12/1/41	344,090

				5,595,326

Connecticut - 0.2%

Stamford Hsg. Auth. Rev. (Dogwoods Proj.) [4]	350,000	11.00	12/1/27	365,456

District of Columbia - 1.2%

District of Columbia Hsg. Finance Agency Rev. (FHA Insured)	1,500,000	2.50	3/1/42	1,105,620

Metropolitan Washington Airports Auth. Aviation Rev.	1,000,000	5.25	10/1/48	1,071,830

				2,177,450

Florida - 14.8%

Artisan Lakes East Community Dev. District Special Assessment	450,000	4.00	5/1/51	353,029

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	100,000	6.25	5/1/35	103,658

Capital Trust Agency Rev. (Tallahassee Tapestry) 2, [4,5]	550,000	6.75	12/1/35	180,125

Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) 2, [4,5]	250,000	6.75	7/1/37	55,000

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) 2, [5]	250,000	7.00	4/1/35	192,500

Celebration Pointe Community Dev. District Special Assessment Rev.	220,000	5.00	5/1/32	223,683

CFM Community Dev. District Special Assessment	500,000	4.00	5/1/51	391,475

Cobblestone Community Dev. District Special Assessment [4]	630,000	4.20	5/1/42	550,544

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 2, [4,5]	195,161	7.25	5/15/26	21,468

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 2, [4,5]	585,483	8.13	5/15/44	64,403

Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	482,930

Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	311,256

FL Dev. Finance Corp. Rev. (Green Bond-Brightline Proj.) [4]	650,000	7.38	1/1/49	643,500

FL Dev. Finance Corp. Rev. (Jensen Dunes Proj.) [4]	500,000	5.00	11/15/30	455,260

FL Dev. Finance Corp. Rev. (The Glenride on Palmer Ranch Proj.) [4]	650,000	5.00	6/1/51	513,981

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	289,000	4.20	1/1/45	283,503

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	790,000	5.05	7/1/47	828,094

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	245,000	3.30	7/1/49	236,322

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	720,000	2.75	7/1/50	583,430

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,355,000	2.30	1/1/52	962,226

FRERC Community Dev. District Special Assessment	1,000,000	5.38	11/1/40	976,250

Gramercy Farms Community Dev. District Special Assessment [6]	250,000	3.24	5/1/39	130,000

Grande Pines Community Dev. District Special Assessment	635,000	4.00	5/1/51	497,415

Harbor Bay Community Dev. District Special Assessment	280,000	4.10	5/1/48	228,438

Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	203,890

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	4.00	5/1/52	389,235

Lake Co. Retirement Project. Rev. (Lakeside at Waterman Village Proj.)	500,000	5.75	8/15/50	440,375

Lakes of Sarasota Community Dev. District Special Assessment	300,000	3.88	5/1/31	287,010

Lakes of Sarasota Community Dev. District Special Assessment	500,000	4.13	5/1/31	483,015

Lakes of Sarasota Community Dev. District Special Assessment	265,000	4.10	5/1/51	216,039

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	100,000	4.25	5/1/25	99,853

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	520,000	3.75	5/1/40	429,863

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	580,000	4.00	5/1/40	503,910

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	303,492

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	402,656

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	430,000	3.00	5/1/41	319,163

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	407,655

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	300,864

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.) [4]	485,000	3.75	5/1/40	403,549

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Sweetwater Proj.)	490,000	3.10	5/1/41	362,473

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	321,523

Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	245,000	4.50	5/1/49	213,618

Lakewood Ranch Stewardship District Utility Rev. (System Acquisition Proj.) (AGM Insured)	500,000	5.25	10/1/53	535,075

Laurel Road Community Dev. District Special Assessment	700,000	3.13	5/1/31	619,192

LT Ranch Community Dev. District Special Assessment	500,000	4.00	5/1/40	432,205

LT Ranch Community Dev. District Special Assessment	300,000	5.90	5/1/53	303,879

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	5.00	5/1/32	150,675

Meadow View at Twin Creeks Community Dev. District Special Assessment	225,000	3.75	5/1/52	165,326

Meadow View at Twin Creeks Community Dev. District Special Assessment	245,000	4.00	5/1/52	190,845

New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2

North River Ranch Community Dev. District Cap. Improvement Special Assessment Rev.	450,000	4.20	5/1/35	418,509

North River Ranch Improvement Stewardship District Special Assessment Rev.	500,000	5.75	5/1/33	498,840

Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	250,625

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	551,777

Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	261,572

Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	506,285

Palm Beach Co. Health Facs. Auth. Rev. (Green Cay Life Plan Village Proj.) [4]	500,000	11.50	7/1/27	483,545

Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	293,695

Palm Coast Park Community Dev. District Special Assessment	500,000	4.00	5/1/52	389,150

Parker Road Community Dev. District Special Assessment	500,000	4.10	5/1/50	401,310

Parkview at Long Lake Ranch Community Dev. District Special Assessment	270,000	4.00	5/1/51	211,499

Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	502,560

Poitras East Community Dev. District Special Assessment	335,000	5.25	5/1/52	330,079

River Landing Community Dev. District Special Assessment	365,000	4.25	11/1/35	334,340

Rolling Hills Community Dev. District Special Assessment	250,000	3.65	5/1/32	226,648

Sawyers Landing Community Dev. District Special Assessment Rev.	500,000	4.13	5/1/41	425,685

Sawyers Landing Community Dev. District Special Assessment Rev.	750,000	4.25	5/1/53	594,855

Southern Groves Community Dev. District No. 5 Special Assessment	280,000	4.00	5/1/48	223,936

Sunbridge Stewardship District Special Assessment (Weslyn Park Proj.)	350,000	5.20	5/1/42	341,359

Tolomato Community Dev. District Special Assessment 2, [5]	120,000	6.61	5/1/40	1

Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	100,632

Tradition Community Dev. District No. 9 Special Assessment	645,000	4.00	5/1/52	502,113

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	302,772

Trout Creek Community Dev. District Special Assessment	250,000	4.00	5/1/40	212,237

Viera Stewardship District Special Assessment	250,000	4.00	5/1/53	194,423

Viera Stewardship District Special Assessment	300,000	5.50	5/1/54	296,460

Waterset South Community Dev. District Special Assessment	500,000	5.90	5/1/42	511,680

Windward at Lakewood Ranch Community Dev. District Special Assessment	450,000	4.25	5/1/52	366,399

JUNE 30, 2023	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Wiregrass Community Dev. District Special Assessment	240,000	5.38	5/1/35	242,534

Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	450,000	5.25	N/A	69,300

				27,798,692

Georgia - 1.5%

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	355,533

Fulton Co. Dev. Auth. Rev. (Piedmont Healthcare Inc. Proj.)	850,000	5.00	7/1/44	853,596

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	526,330

Gainesville & Hall Co. Dev. Auth. Rev. (Lanier Christian Academy, inc. Proj.) [4]	640,000	6.25	9/1/44	581,459

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	522,845

				2,839,763

Idaho - 0.7%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	100,000	8.00	10/1/28	92,608

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	3.80	10/1/31	244,951

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	4.00	10/1/33	204,778

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	351,090

Spring Valley Community Infrastructure District. No. 1 Special Assessment [4]	500,000	3.75	9/1/51	378,855

				1,272,282

Illinois - 4.8%

Bedford Village Park Rev.	465,000	5.75	12/1/27	467,888

Bolingbrook Special Tax (AGM Insured)	998,000	4.00	3/1/30	1,024,247

Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	497,820

Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	506,155

Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	500,565

Chicago O’Hare International Airport Rev. (Senior Lien) (AGM Insured)	500,000	5.50	1/1/53	540,725

IL Fin. Auth. Rev. (Admiral Lake Proj.)	670,000	5.13	5/15/38	571,590

IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	422,845

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,083,780

IL Fin. Auth. Rev. (Lifespace Communities)	1,000,000	5.00	5/15/45	750,550

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	657,500

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,013,290

Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	480,250

Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) 2, [15]	313,173	7.00	N/A	250,538

Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	234,130

				9,001,873

Indiana - 1.1%

IN Finance Auth. Rev. (BHI Senior Living)	500,000	4.00	11/15/41	402,025

IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	781,277

IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	352,965

Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	258,909

Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	355,936

				2,151,112

Iowa - 1.1%

IA Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.50	7/1/53	532,345

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	565,000	5.00	5/15/47	416,066

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	750,000	5.00	5/15/48	547,297

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	293,695

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	307,554

				2,096,957

Kansas - 0.3%

Wyandotte County Unified Government (Village East Proj.) [4]	495,000	5.25	9/1/35	479,912

Kentucky - 0.3%

Boyle Co. Educational Facs. Auth. Rev. (Centre College)	600,000	5.25	6/1/49	638,736

Louisiana - 3.3%

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	385,000	2.50	12/1/45	321,171

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	1,000,000	5.00	12/1/48	1,027,650

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	500,000	5.75	6/1/54	541,065

LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	501,040

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	316,050

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	422,575

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	314,181

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	410,000	4.00	11/1/44	369,033

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	495,000	4.40	11/1/44	471,898

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	715,000	4.00	11/1/46	630,630

LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	305,280

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	495,000	4.27	2/15/36	479,388

New Orleans Aviation Board Rev.	500,000	5.00	1/1/48	506,580

				6,206,541

Maryland - 0.3%

MD Community Dev. Administration Rev.	500,000	2.55	9/1/44	365,220

Montgomery Co. Housing Opportunities Commission Rev.	245,000	4.00	7/1/38	237,425

				602,645

Massachusetts - 2.7%

MA Dev. Finance Agy. Rev. (Atrius Health Issue)	1,375,000	4.00	6/1/49	1,479,197

MA Dev. Finance Agy. Rev. (FNMA Collateralized)	1,500,000	2.30	1/1/42	1,036,590

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	376,056

MA Education Finance Auth. Education Rev.	55,000	2.63	7/1/36	52,872

MA Education Finance Auth. Education Rev.	875,000	3.75	7/1/48	726,784

MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	675,110

MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	796,275

				5,142,884

Michigan - 4.3%

City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	286,473

MI Finance Auth. Rev. (Holly Academy Proj.)	400,000	3.00	12/1/31	331,488

MI Finance Auth. Rev. (Madison Academy Proj.)	255,000	4.25	12/1/39	198,923

MI Hsg. Dev. Auth. Rev.	600,000	5.20	12/1/40	631,356

MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	265,989

MI Hsg. Dev. Auth. Rev.	500,000	4.90	12/1/48	507,290

MI Hsg. Dev. Auth. Rev.	210,000	3.15	6/1/50	196,318

MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,423,880

MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,295,090

MI Hsg. Dev. Auth. Rev.	1,000,000	4.95	12/1/53	1,014,340

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	205,000	6.35	11/1/28	205,121

JUNE 30, 2023	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	415,000	5.00	11/15/49	360,851

Universal Academy Michigan Public School Rev.	350,000	4.00	12/1/40	304,084

				8,021,203

Minnesota - 0.2%

Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	295,707

Mississippi - 1.2%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	1,000,000	4.55	11/1/39	995,380

MS Development Bank Rev. (Jackson Co. Gomesa Proj.) [4]	500,000	3.63	11/1/36	452,280

MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.55	6/1/42	792,070

				2,239,730

Missouri - 1.4%

Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	200,000	3.50	11/1/40	181,730

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [5]	118,010	2.00	11/15/46	5,555

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.)	264,421	5.00	11/15/46	194,833

MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	1,000,000	4.00	2/1/48	766,850

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	2.50	5/1/50	333,732

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	2.40	11/1/51	242,133

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.70	11/1/53	1,003,680

				2,728,513

Montana - 0.4%

MT Board of Housing Single Family Rev.	420,000	2.40	12/1/45	312,971

MT Board of Housing Single Family Rev.	500,000	4.55	6/1/52	485,400

				798,371

Nebraska - 0.0%

Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	17,015

Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	80,000	3.05	9/1/42	73,350

				90,365

Nevada - 1.0%

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.60	4/1/46	553,312

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.50	10/1/48	478,355

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	3.40	10/1/49	434,880

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	371,988

				1,838,535

New Jersey - 2.5%

NJ Economic Dev. Auth. Rev. [9]	500,000	4.00	6/15/50	471,310

NJ Higher Education Student Assistance Auth. Rev.	1,000,000	4.25	12/1/50	907,540

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	980,000	4.50	10/1/42	980,098

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	735,000	2.30	10/1/46	516,771

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	320,000	4.50	10/1/48	321,337

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	795,000	2.45	10/1/50	580,247

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	1,000,000	4.80	10/1/53	1,010,600

				4,787,903

New Mexico - 2.2%

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	360,000	2.70	9/1/47	270,655

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	985,000	3.95	9/1/47	892,962

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.00	7/1/48	470,120

6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	700,000	3.35	7/1/49	627,221

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	445,000	3.00	7/1/50	363,298

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.35	7/1/51	353,643

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	600,000	2.63	7/1/51	430,224

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	985,000	2.80	9/1/52	713,731

				4,121,854

New York - 5.7%

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	350,217

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	296,760

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	275,085

New York Transportation Dev. Corp. Rev. (Laguardia Airport Proj.)	750,000	4.00	10/1/30	747,660

NY Monroe Co. Industrial Development Corp. Rev. (St. Ann’s Community Proj.)	610,000	4.00	1/1/30	553,776

NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	308,007

NY State Housing Finance Agency Rev.	500,000	2.85	11/1/51	352,220

NY State Mortgage Agency Rev.	580,000	2.20	4/1/36	454,349

NY State Mortgage Agency Rev.	1,000,000	4.70	10/1/38	1,001,770

NY State Mortgage Agency Rev.	1,000,000	2.45	10/1/45	687,100

NY State Mortgage Agency Rev.	980,000	2.50	10/1/46	677,190

NY State Mortgage Agency Rev.	975,000	3.30	10/1/47	785,519

NY State Mortgage Agency Rev.	1,500,000	4.80	10/1/48	1,514,055

NY State Mortgage Agency Rev.	1,625,000	2.55	4/1/50	1,076,741

NY State Mortgage Agency Rev.	600,000	4.90	10/1/53	606,330

Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.) [4]	350,000	3.60	7/1/29	316,596

Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.) [4]	350,000	5.00	7/1/46	287,427

Western Regional Off-Track Betting Corp. Rev. [4]	500,000	4.13	12/1/41	377,095

				10,667,897

North Carolina - 1.7%

Mecklenburg Co. Rev. (Little Rock Apts)	485,000	5.38	1/1/36	485,897

NC Education Assistance Auth. Senior Bond-Student Loan Rev.	125,000	3.13	6/1/39	116,988

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.60	1/1/46	871,070

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	650,000	3.63	7/1/49	603,720

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	6.00	7/1/53	538,905

NC Medical Care Comm. Rev. (Deerfield Episcopal Retirement)	500,000	5.00	11/1/37	510,410

				3,126,990

North Dakota - 0.4%

ND Housing Finance Agency Rev.	925,000	2.50	7/1/44	714,923

Ohio - 4.0%

Cleveland-Cuyahoga County Port Auth. Rev. (Cleveland Museum of Natural History Proj.)	500,000	4.00	7/1/46	450,585

Cleveland-Cuyahoga County Port Auth. Tax Allocation (Flats East Bank Proj.) [4]	500,000	4.50	12/1/55	439,055

Columbus-Franklin Co. Finance Auth. Rev. (Beulah Park Phase 1 Proj.)	810,000	4.00	5/15/49	751,648

Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) 2, [4,5]	250,000	6.50	12/1/37	72,500

OH Housing Finance Agency Rev.	1,815,000	2.45	9/1/51	1,316,637

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	255,000	3.35	9/1/39	245,323

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,990,000	2.85	9/1/46	1,469,396

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	485,000	4.55	9/1/47	478,394

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,485,000	5.10	9/1/47	1,548,855

JUNE 30, 2023	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	970,000	2.75	9/1/51	701,601

				7,473,994

Oregon - 1.1%

Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	349,993

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	371,075

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	1,000,000	2.38	1/1/45	735,010

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	280,000	3.75	7/1/48	273,874

Yamhill County Hospital Auth. Rev. (Friendsview)	350,000	5.00	11/15/56	259,686

				1,989,638

Pennsylvania - 1.5%

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	4.17	10/1/34	443,805

PA Higher Educational Assistance Agy. Rev.	420,000	2.63	6/1/42	355,358

PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	230,258

PA Hsg. Finance Agency Rev.	1,000,000	5.00	10/1/50	1,027,170

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	358,039

West Cornwall Township Municipal Auth. Rev. (Lebanon Valley Brethren Home Proj.)	525,000	4.00	11/15/46	401,011

				2,815,641

South Carolina - 1.6%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	302,211

SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	339,995

SC Jobs-Economic Dev. Auth. Rev. (Kiawah Life Plan Village, Inc. Proj.) [4]	500,000	8.75	7/1/25	550,130

SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	505,095

SC State Hsg. Finance & Dev. Auth. Rev.	450,000	3.05	7/1/45	360,598

SC State Hsg. Finance & Dev. Auth. Rev.	1,000,000	4.95	7/1/53	1,014,490

				3,072,519

South Dakota - 0.4%

SD Housing Dev. Auth. Rev.	1,000,000	2.50	11/1/42	754,670

Tennessee - 3.0%

Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) 2, [4,5]	500,000	6.50	6/1/27	110,000

Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	696,569

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	304,332

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5,15]	1,850,000	5.35	N/A	19

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	79

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16

TN Hsg. Dev. Agency Rev.	400,000	2.55	7/1/46	279,952

TN Hsg. Dev. Agency Rev.	1,000,000	4.70	7/1/48	1,006,030

TN Hsg. Dev. Agency Rev.	730,000	5.05	7/1/48	759,258

TN Hsg. Dev. Agency. Rev.	840,000	2.55	1/1/45	655,007

TN Hsg. Dev. Agency. Rev.	1,485,000	2.38	7/1/46	1,106,370

TN Hsg. Dev. Agency. Rev.	990,000	2.50	7/1/51	734,303

				5,651,935

Texas - 8.7%

Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	472,155

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	756,280

Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	501,640

Edinburg Economic Dev. Corp. Rev.	225,000	3.00	8/15/31	193,788

8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Edinburg Economic Dev. Corp. Rev.	500,000	3.25	8/15/41	382,060

Houston Airport System Rev. (AGM Insured)	1,000,000	5.25	7/1/48	1,072,280

Montrose Redevelopment Auth. Tax Allocation Rev. (AGM Insured)	500,000	5.00	9/1/38	528,600

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) 2, [5]	260,000	4.00	7/1/23	130,000

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) 2, [5]	460,000	4.00	7/1/26	230,000

New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	461,810

New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1]	514,723	2.00	11/15/61	204,973

New Hope Cultural Education Facs. Finance Corp. Rev. (Cityscape Schools, Inc.) [4]	300,000	5.00	8/15/39	297,813

New Hope Cultural Education Facs. Finance Corp. Rev. (Cityscape Schools, Inc.) [4]	670,000	5.00	8/15/51	635,957

New Hope Cultural Education Facs. Finance Corp. Rev. (Presbyterian Village North Proj.)	350,000	5.25	10/1/49	281,092

New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	521,902

New Hope Cultural Education Facs. Finance Corp. Rev. (Westminster Proj.)	500,000	4.00	11/1/49	391,645

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	5.50	10/1/27	485,805

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	6.50	10/1/33	486,485

North Central Texas Health Facility Development Corp. (CC Young Memorial Home) [5]	204,000	5.38	2/15/25	112,200

Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	264,077

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	502,470

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	1,000,000	4.88	3/1/53	1,005,680

TX Department of Housing & Community Affairs (GNMA Collateralized)	305,000	4.13	9/1/38	301,563

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	388,870

TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	720,380

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,750,000	3.13	1/1/52	1,322,773

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	3/1/50	370,065

TX Department of Housing & Community Affairs (GNMA Collateralized)	750,000	5.25	9/1/52	784,095

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.25	1/1/53	1,561,020

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.25	9/1/53	1,040,410

				16,407,888

Utah - 1.3%

Black Desert Public Infrastructure District G.O. [4]	500,000	4.00	3/1/51	378,960

Military Installation Dev. Auth. Rev.	400,000	4.00	6/1/41	320,436

Military Installation Dev. Auth. Rev.	1,000,000	4.00	6/1/52	740,100

UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	515,000	3.50	12/15/31	430,046

UT Hospital Auth. Rev. (IHC Health Services, Inc.)	500,000	5.00	5/15/45	503,565

UT Hsg. Corp. Single Family Mtg. Rev.	10,000	5.75	1/1/33	10,014

UT Hsg. Corp. Single Family Mtg. Rev.	25,000	4.60	7/1/34	25,016

				2,408,137

Vermont - 0.2%

VT Hsg. Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	400,000	4.55	11/1/43	402,372

Virginia - 0.3%

Botetourt Co. Glebe Inc. Rev.	500,000	6.00	7/1/44	495,870

Washington - 1.0%

Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	308,040

Seattle Hsg. Auth. Rev. (Lam Bow Apartments Proj.)	500,000	2.38	6/1/41	367,060

Vancouver Hsg. Auth. Rev. (Anthem Park & Columbia Hsg. Proj.)	1,000,000	3.00	6/1/38	855,390

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	436,235

				1,966,725

JUNE 30, 2023	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

West Virginia - 0.8%

WV Hsg. Dev. Fund Rev.	750,000	4.55	11/1/48	746,917

WV Hsg. Dev. Fund Rev.	945,000	2.50	11/1/51	687,497

				1,434,414

Wisconsin - 1.8%

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	497,250

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	507,665

WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	273,276

WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	350,000	5.00	11/1/46	282,818

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) 2, [4,5]	750,000	6.25	11/1/28	450,000

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,520	9.00	1/1/46	391

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/47	358

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	12.00	1/1/47	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,171	9.00	1/1/48	338

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	390	12.00	1/1/48	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/49	317

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	384	11.00	1/1/49	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/50	291

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	372	11.00	1/1/50	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,334	9.00	1/1/51	303

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	365	11.00	1/1/51	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4,5]	446,246	3.75	7/1/51	255,877

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,218	9.00	1/1/52	280

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	475	10.00	1/1/52	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,985	9.00	1/1/53	263

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	10.00	1/1/53	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,869	9.00	1/1/54	246

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	453	10.00	1/1/54	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	444	9.00	1/1/55	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,636	9.00	1/1/55	230

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	9.00	1/1/56	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,404	9.00	1/1/56	216

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	23,656	5.50	7/1/56	13,134

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/57	202

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	481	9.00	1/1/57	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/58	189

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	9.00	1/1/58	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,938	9.00	1/1/59	179

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	456	9.00	1/1/59	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	8.00	1/1/60	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/60	167

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	440	8.00	1/1/61	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,589	9.00	1/1/61	155

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	428	8.00	1/1/62	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,473	9.00	1/1/62	146

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	419	8.00	1/1/63	4

10

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,240	9.00	1/1/63	137

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	409	8.00	1/1/64	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,124	9.00	1/1/64	129

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	403	7.00	1/1/65	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,008	9.00	1/1/65	121

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	7.00	1/1/66	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	14,775	9.00	1/1/66	110

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	5,235	5.00	1/1/67	35

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	192,429	9.00	1/1/67	1,301

WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	307,500

WI Public Finance Auth. Rev. (MN College of Osteopathic Medicine) 2, [4,5]	7,608	5.50	12/1/48	2,358

WI Public Finance Auth. Rev. (Roseman University Health Sciences)	135,000	5.00	4/1/25	135,102

WI Public Finance Auth. Rev. (Searstone CCRC Project) [4]	750,000	3.00	6/1/28	690,968

				3,422,169

Total Municipal Bonds (Cost: $205,590,647)				164,693,832

	Quantity

Investment Companies - 4.2%

BlackRock Municipal Income Fund, Inc. (MUI)	32,166			367,979

BlackRock MuniHoldings Fund, Inc. (MHD)	32,012			372,300

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	29,789			289,251

BlackRock MuniYield Quality Fund III, Inc. (MYI)	38,083			416,628

DWS Municipal Income Trust (KTF)	76,592			659,457

DWS Strategic Municipal Income Trust (KSM)	29,351			249,043

Invesco Advantage Municipal Income Trust II (VKI)	55,874			469,900

Invesco Municipal Opportunity Trust (VMO)	62,240			588,791

Invesco Municipal Trust (VKQ)	67,772			639,090

Invesco Pennsylvania Value Municipal Income Trust (VPV)	31,500			310,590

Invesco Quality Municipal Income Trust (IQI)	78,114			746,770

Invesco Trust for Investment Grade Municipals (VGM)	56,447			548,100

Nuveen AMT-Free Municipal Credit Income Fund (NVG)	17,623			206,189

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	100,639			1,099,984

Nuveen Quality Municipal Income Fund (NAD)	81,295			916,195

Total Investment Companies (cost: $10,181,751)				7,880,267

Total Investments in Securities - 91.8% (cost: $215,772,398)				172,574,099

Other Assets and Liabilities, net - 8.2%				15,556,218

Net Assets - 100.0%				$188,130,317

JUNE 30, 2023	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Tax-Free Income Fund (Continued)

[1]

Variable rate security. Rate disclosed is as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2023 was $3,597,011 and represented 1.9% of net assets.
[4]

144A Restricted Security. The total value of such securities as of June 30, 2023 was $22,075,023 and represented 11.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2023 was $3,452,452 and represented 1.8% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[9]

Municipal Lease Security. The total value of such securities as of June 30, 2023 was $1,185,254 and represented 0.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2023 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury Long Bond	27	September 2023	(3,426,469)	3,072
U.S. Treasury 2-Year	50	September 2023	(10,167,187)	149,058
U.S. Treasury 5-Year	91	September 2023	(9,745,531)	193,343
U.S. Treasury 10-Year	147	September 2023	(16,503,048)	291,761

				637,234

[10]	The amount of $6,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2023.

A summary of the levels for the Fund’s investments as of June 30, 2023 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Prices ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Municipal Bonds	—	164,693,832	—	164,693,832
Investment Companies	7,880,267	—	—	7,880,267
Futures	637,234	—	—	637,234

Total:	8,517,501	164,693,832	—	173,211,333

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

12